Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 235	$ 284
Pension and Other Post-Employment Benefit Plan	260	269
Employee Long-Term Incentives	169	96
Provisions for Onerous and Unfavourable Contracts	83	66
Provision for West White Rose Expansion Project	0	54
Other	142	150
Other Liabilities	889	919
RVO included in other liabilities, gross	853	652
RINs included in other liabilities, gross	$ 618	$ 368